Net Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2018
Earnings Per Share [Abstract]
Schedule of Net (Loss) Income Per Share

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	$	$	$	$
Net loss attributable to the shareholders of Teekay Corporation - basic and diluted	(12,005)	(12,582)	(60,884)	(137,990)
Weighted average number of common shares	100,435,045	86,261,330	99,412,381	86,232,315
Common stock and common stock equivalents	100,435,045	86,261,330	99,412,381	86,232,315
Loss per common share - basic and diluted	(0.12)	(0.15)	(0.61)	(1.60)